3. REVOLVING CREDIT LINES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
3. REVOLVING CREDIT LINES

The Company no longer maintains any revolving credit lines and has closed its credit cards. The Company had a balance due on these credit cards of $0 and $20,641 at December 31, 2013 and 2012, respectively.